10% Series A Cumulative Redeemable Convertible Preferred Stock (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 10, 2021	Nov. 16, 2021	Nov. 10, 2021	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				10,000,000	10,000,000	10,000,000
Preferred Stock, Dividend Rate, Percentage				10.00%	10.00%
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues					1,165,813
Stock Issued During Period, Value, New Issues					$ 3,885,109
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					14,000	5,333
Preferred stock voting rights				The holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock will not have any voting rights, except whenever dividends on any share of any series of preferred stock (“Applicable Preferred Stock”) have not been paid in an aggregate amount equal to four monthly dividends on the shares, the holders of the Applicable Preferred Stock will have the exclusive and special right, voting separately as a class and without regard to series, to elect at an annual meeting of shareholders or special meeting held in place of it one member of the Board of Directors, until all arrearages in dividends and dividends in full for the current monthly period have been paid.	The holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock will not have any voting rights, except whenever dividends on any share of any series of preferred stock (“Applicable Preferred Stock”) have not been paid in an aggregate amount equal to four monthly dividends on the shares, the holders of the Applicable Preferred Stock will have the exclusive and special right, voting separately as a class and without regard to series, to elect at an annual meeting of shareholders or special meeting held in place of it one member of the Board of Directors, until all arrearages in dividends and dividends in full for the current monthly period have been paid.
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				10.00%	10.00%
10% Series A Cumulative Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			1,725,000
Preferred Stock, Dividend Rate, Percentage			10.00%		10.00%
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Liquidation Preference Per Share			$ 11.00
Preferred Stock, Convertible, Conversion Price				$ 17.50	$ 17.50
Preferred Stock, Convertible, Terms					per common share. Subject to earlier conversion or redemption, the 10% Series A Cumulative Redeemable Convertible Preferred Stock matures five years from issuance, or November 15, 2026, at which point the Company must redeem the shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock in cash
10% Series A Cumulative Redeemable Preferred Stock [Member] | 45-Days Option to Purchase [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	35,950
Proceeds from Stock Options Exercised	$ 334,335
10% Series A Cumulative Redeemable Preferred Stock [Member] | 45-Days Option to Purchase [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		120,000
10% Series A Cumulative Redeemable Preferred Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		800,000
Shares Issued, Price Per Share		$ 10
Stock Issued During Period, Value, New Issues		$ 8,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 7,265,000
Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				10.00%	10.00%